Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net sales	$ 5,137	$ 4,890	$ 4,756
Cost of sales	4,534	4,316	4,160
Gross profit	603	574	596
Selling, general and administrative expense	361	362	322
Asset and goodwill impairment	5	181	23
Business realignment costs	47	21	35
Other operating expense (income), net	(8)	1	11
Operating income	198	9	205
Interest expense, net	308	303	263
Loss on extinguishment of debt	0	(6)	0
Other non-operating (income) expense, net	32	2	(1)
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	(142)	(302)	(57)
Income Tax Expense (Benefit)	26	349	(384)
Income from continuing operations before earnings from unconsolidated entities	(168)	(651)	327
Earnings from unconsolidated entities, net of taxes	20	17	19
Net income from continuing operations		(634)	346
Net income	(148)	(633)	346
Net Income (Loss) Attributable to Noncontrolling Interest	0	1	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (148)	$ (634)	$ 346